Expense Example - Redwheel Global Emerging Equity Fund	Mar. 19, 2026 USD ($)
Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	806
Expense Example, with Redemption, 10 Years	1,754
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	1,454
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	$ 1,303